Expense Example - Retail - Vanguard Global Wellesley Income Fund	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 3 Years	Admiral Shares 5 Years	Admiral Shares 10 Years
USD ($)	42	132	230	518	32	100	174	393